Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
Interest	$ 296	$ 285	$ 409	$ 406	$ 368
Less capitalized interest	(12)	(10)	(13)	(19)	(16)
Interest payments (net of amounts capitalized)	284	275	396	387	352
Federal	76	48	61	87	56
State	24	23	23	22	22
Total payments (receipts) in lieu of income taxes	100	71	84	109	78
Assets acquired					2,547
Liabilities assumed					(1,223)
Cash paid					1,324
Construction expenditures financed through accounts payable (investing)	201	197	254	254	278
ROU assets obtained in exchange for operating lease obligations	30	41	52	72	$ 38
Transfer of title to assets constructed for and prepaid by LP&L		$ 150	$ 150
Debt exchange offering (financing)				$ 300
Donation of property	$ 1